Revenue - Schedule of Recognize Revenue (Details) - Puget LNG operating revenue - USD ($) $ in Thousands	1 Months Ended	3 Months Ended
	Dec. 31, 2020	Mar. 31, 2026	Dec. 31, 2025
Disaggregation of Revenue [Line Items]
Remaining Contract Term, PLNG	10 years	10 years
Revenue, Remaining Performance Obligation, Amount		$ 155,634	$ 159,032
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2026-01-01
Disaggregation of Revenue [Line Items]
Revenue, Remaining Performance Obligation, Amount		$ 14,591	17,989
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Period		1 year
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2027-01-01
Disaggregation of Revenue [Line Items]
Revenue, Remaining Performance Obligation, Amount		$ 19,454	19,454
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Period		1 year
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2028-01-01
Disaggregation of Revenue [Line Items]
Revenue, Remaining Performance Obligation, Amount		$ 19,454	19,454
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Period		1 year
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2029-01-01
Disaggregation of Revenue [Line Items]
Revenue, Remaining Performance Obligation, Amount		$ 19,454	19,454
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Period		1 year
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2030-01-01
Disaggregation of Revenue [Line Items]
Revenue, Remaining Performance Obligation, Amount		$ 19,454	19,454
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Period		1 year
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2031-01-01
Disaggregation of Revenue [Line Items]
Revenue, Remaining Performance Obligation, Amount		$ 63,227	$ 63,227
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Period		1 year